Revenue - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) vessel contract	Dec. 31, 2020 USD ($)
Disaggregation of Revenue [Line Items]
At cost, less accumulated depreciation of $271.9 million (2020 - $417.4 million) (notes 9 and 19)	$ 925,249	$ 1,104,742
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	271,900	417,400
Lessor, Operating Lease, Payments to be Received, Next Twelve Months	$ 11,300
Number of Forms of Contracts | contract	2
Assets leased to other
Disaggregation of Revenue [Line Items]
At cost, less accumulated depreciation of $271.9 million (2020 - $417.4 million) (notes 9 and 19)	$ 61,700	344,400
Property, Plant and Equipment, Gross	74,300	464,800
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	12,600	120,400
Time-charter revenues
Disaggregation of Revenue [Line Items]
Deferred revenue	$ 900	$ 4,200
Time-charter revenues | Aframax Charters Out | Charters out expiring in 2022
Disaggregation of Revenue [Line Items]
Number Of Vessels | vessel	3